Share-based Compensation (Details 2) - Stock Option Plan [Member]	12 Months Ended
Dec. 31, 2016 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	72,318,158
Options Exercisable	72,318,158
2012 Options G [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	37,770,812
Weighted average remaining contractual life (Years)	5 years 3 months
Weighted average exercise price in RMB | ¥ / shares	¥ 0.006
Options Exercisable	37,770,812
2012 Options H [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	875,326
Weighted average remaining contractual life (Years)	5 years 3 months
Weighted average exercise price in RMB | ¥ / shares	¥ 0.006
Options Exercisable	875,326
2009 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	6,226,480
Weighted average remaining contractual life (Years)	1 year
Weighted average exercise price in RMB | ¥ / shares	¥ 2.30
Options Exercisable	6,226,480
2008 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	27,445,540
Weighted average remaining contractual life (Years)	1 year
Weighted average exercise price in RMB | ¥ / shares	¥ 1.90
Options Exercisable	27,445,540